Debt (Details Textual) - USD ($) $ in Millions	1 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2011	Jul. 23, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 23, 2018	Feb. 27, 2015	Apr. 28, 2014	Dec. 30, 2013
Debt Instrument [Line Items]
Interest Expense			$ 142	$ 135	$ 126
Debt (Textual) [Abstract]
Loss on extinguishment of debt			0	0	60
Payments of Debt Extinguishment Costs			0	0	65
Principal amount of specific notes tendered and accepted for purchase				525
Proceeds from Issuance of Medium-term Notes	$ 800		0	0	522
Repayments of debt			166	15	536
Debt, Current			988	167
Debt Instrument, Fee Amount			$ 5
Document Fiscal Year Focus			2015
Excess of interest rate over LIBOR Year 2016			0.00%
Excess of interest rate over LIBOR Year One			0.00%
Excess of interest rate over LIBOR Thereafter			0.00%
Write off of unamortized debt issuance costs associated with debt repurchase			$ 0	0	2
Write Down Of The Fair Value Adjustment To The Carrying Value Of Senior Notes In Connection With Interest Rate Swap			0	0	7
Bank Overdrafts				0
Revolving Credit Facility [Member]
Debt (Textual) [Abstract]
Revolving credit facility			400
Revolving credit facility			467	0
Revolving $200 million credit facility [Member]
Debt (Textual) [Abstract]
Revolving credit facility			22
Other Lines Credit Facility [Member]
Debt (Textual) [Abstract]
Revolving credit facility			2	3
Revolving credit facility			1	1
Revolving $500 million credit facility [Member]
Debt Instrument [Line Items]
Interest Expense			2	4	0
Debt (Textual) [Abstract]
Revolving credit facility			400					$ 300
Interest Expense [Member]
Debt Instrument [Line Items]
Interest Expense			142	135	126
4.625% Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Interest Expense			$ 11	$ 11	4
Debt (Textual) [Abstract]
Interest rate on debt			4.625%	4.625%
Debt Instrument, Face Amount				$ 250
Effective interest rate			4.696%
Senior notes, outstanding balance			$ 247	247
5.625% senior notes due 2015
Debt Instrument [Line Items]
Interest Expense			$ 5	$ 8	12
Debt (Textual) [Abstract]
Interest rate on debt			5.625%	5.625%
Early Repayment of Senior Debt				$ 202
Fair Value adjustment on 5.625% senior notes due 2015 [Member]
Debt (Textual) [Abstract]
Interest rate on debt			5.625%
4.125% senior notes due 2016 [Member]
Debt Instrument [Line Items]
Interest Expense			$ 13	13	13
Debt (Textual) [Abstract]
Interest rate on debt			4.125%
Senior notes, outstanding balance			$ 0	299
6.200% senior notes due 2017 [Member]
Debt Instrument [Line Items]
Interest Expense			$ 25	$ 25	33
Debt (Textual) [Abstract]
Interest rate on debt			6.20%	6.20%
Early Repayment of Senior Debt				$ 206
Senior notes, outstanding balance			$ 394	393
7.000% senior notes due 2019 [Member]
Debt Instrument [Line Items]
Interest Expense			$ 14	$ 14	18
Debt (Textual) [Abstract]
Interest rate on debt			7.00%	7.00%
Early Repayment of Senior Debt				$ 113
Senior notes, outstanding balance			$ 186	186
Seven Year Term Loan Facility [Member]
Debt Instrument [Line Items]
Interest Expense			5	5	6
Debt (Textual) [Abstract]
Debt 5-year term loan			218	240
Debt Instrument, Face Amount			300
Repayments of debt			$ 17	15
Interest of Loan facility Description			LIBOR plus 1.50%
Facility expiration date		Dec. 16, 2016	Jul. 23, 2018
Outstanding Term Loan Facility Balance		$ 281
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Interest Expense			$ 6	3	2
Debt (Textual) [Abstract]
Revolving credit facility		$ 500	800				$ 400		$ 800
Revolving credit facility			0
5.750% senior notes due 2021 [Member]
Debt Instrument [Line Items]
Interest Expense			$ 30	30	29
Debt (Textual) [Abstract]
Interest rate on debt			5.75%
Other [Member]
Debt Instrument [Line Items]
Interest Expense			$ 15	6	3
Six Point One Two Five Percent Senior Notes Due Two Thousand Forty Three [Member]
Debt Instrument [Line Items]
Interest Expense			$ 16	16	6
Debt (Textual) [Abstract]
Interest rate on debt			6.125%
Debt Instrument, Face Amount			$ 275
Effective interest rate			6.154%
Senior notes, outstanding balance			$ 271	271
Interest Rate Swaps [Member]
Debt (Textual) [Abstract]
Notional amount of interest rate swaps			300
Debt [Member] | Seven Year Term Loan Facility [Member]
Debt (Textual) [Abstract]
Final repayment for credit facility						$ 186
1 year Term Loan Tranche A Euro value [Member] [Domain]
Debt (Textual) [Abstract]
Debt, Current			550
1 year Term Loan Tranche A Euro value drawn down [Domain]
Debt (Textual) [Abstract]
Debt, Current			544
1 year Term Loan [Member]
Debt (Textual) [Abstract]
Debt, Current			592
1 year Term Loan Tranche B [Member] [Domain]
Debt (Textual) [Abstract]
Debt, Current			400
Gras Savoye [Member]
Debt (Textual) [Abstract]
Bank Overdrafts			79
Unwind of contingent and deferred consideration [Member]
Debt Instrument [Line Items]
Interest Expense			$ 11	$ 3	$ 0